Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 11,868,738	$ 15,098,151
Restricted cash-bank balances held on behalf of customers	2,942,560	653,324
Securities owned, at fair value	11,547,039	15,900,369
Receivables from broker-dealers and clearing organizations	50,775,530	87,938,377
Short-term loans receivable	3,578,046
Other receivables	118,506	67,352
Prepaids,deposits and other	3,616,933	8,741,735
Total current assets	84,447,352	128,399,308
Long term investment	1,492,582	1,550,314
Fixed assets, net	14,611,365	17,507,742
Right-of-use assets	1,279,030
Other assets	1,404,791	1,459,467
Total Assets	103,235,120	148,916,831
Current Liabilities
Payables to customers	28,613,350	35,959,925
Payables to broker-dealers and clearing organizations	31,578,383	53,101,820
Accrued expenses and other payables	1,813,313	1,623,354
Derivative liabilities, at fair value		554,710
Short-term borrowings	110,000	110,000
Lease liability - current	535,228
Due to director	154,697	161,044
Total current liabilities	62,804,971	91,510,853
Lease liability - noncurrent	819,161
Convertible debentures	105,000
Warrant liabilities	1,181,250	1,940,625
Total Liabilities	64,910,382	93,451,478
Commitments and Contingencies
Mezzanine Equity
Series B Convertible Preferred Shares - 4,000 shares authorized, stated value of $1,000 per share, 4,000 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	2,980,188	1,222,771
Stockholders’ Equity
Preferred shares, $0.0001 par value, 50,000,000 shares authorized Series A Convertible Preferred Shares - 345,000 shares authorized, stated value of $1,000 per share, 150 and 6,500 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	90,674	3,929,206
Class A ordinary shares, $0.0001 par value, 300,000,000 shares authorized, 40,194,722 and 29,677,969 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	4,020	2,968
Class B ordinary shares, $0.0001 par value, 150,000,000 shares authorized, 9,843,096 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	984	984
Additional paid in capital	59,864,908	54,057,211
Accumulated deficit	(23,206,298)	(2,929,580)
Accumulated other comprehensive losses	(238,238)	(57,532)
Total LGHL shareholders’ equity	36,516,050	55,003,257
Non-controlling interest	(1,171,500)	(760,675)
Total shareholders’ equity	35,344,550	54,242,582
Total Liabilities, Mezzanine Equity and Shareholders’ Equity	$ 103,235,120	$ 148,916,831